UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21380
Flaherty & Crumrine/Claymore Total Return Fund Incorporated

(Exact name of registrant as specified in charter)
301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101

(Address of principal executive offices) (Zip code)
Donald F. Crumrine
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101

(Name and address of agent for service)
Registrant’s telephone number, including area code: 626-795-7300
Date of fiscal year end: November 30
Date of reporting period: August 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investment is attached herewith.
FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND
To the Shareholders of Flaherty & Crumrine/Claymore Total Return Fund:
     During the third fiscal quarter of 20111, total return on net asset value2 of the Fund was -2.4%; the fiscal year-to-date return was a more pleasing +8.7%. Prior to this most recent quarter, the Fund had nine consecutive quarters of positive returns.
     There was good news on the Fund’s dividend during the quarter — a combination of very low borrowing cost on the Fund’s leverage and relatively high income earned from the Fund’s investment portfolio led to another increase in your monthly dividend. The new rate of $0.1395 (beginning in August) is 3.3% higher than the previous level.
     The Federal Reserve has indicated short-term interest rates are likely to stay at present levels at least through mid-2013. The Fund’s borrowing rate is not directly tied to the Fed’s short-term rate target, but the correlation is high, so borrowing costs should remain at or near current levels over the same period.
     On the flip side, however, the task of projecting portfolio income has become more difficult, due both to the sharp decline in interest rates and changes in the regulatory environment in which many preferred issuers operate. For instance, bank regulators here and abroad have yet to issue final guidelines for bank capital; until they do, it is hard to predict when issuers may call outstanding preferreds. We think eventually portfolio income could fall (as higher dividend paying securities are called), but we are working hard to minimize the impact.
     Conditions in financial markets are largely a tale of two houses — an ongoing economic drag from the residential housing market and a struggle of governments to get their financial houses in order. While there is a detailed discussion of these topics in our Quarterly Economic Update on the Fund’s website, our thoughts are summarized here.
     The drop in home prices and rise in foreclosures have eroded household wealth, pushed up savings, and slowed consumer spending, thus short-circuiting the cyclical recovery the economy normally would experience coming out of a deep recession. The resulting sluggish economic growth has encouraged companies to focus on reducing debt, lowering costs, and improving productivity. This has led to an unusual combination of strong profit growth and improving credit quality for corporations, but little improvement in employment. Finally, rising savings, limited demand for new investment, and highly accommodative monetary policy have pushed US Treasury rates to 60-year lows. As long as households seek to reduce indebtedness, which we expect will continue for some time, these conditions are likely to persist.
     At the same time, the deleveraging that began in the household sector has spread to the government sector. Investors are questioning governments’ ability and willingness to sustain current budgets and obligations, most visibly in the sovereign debt crisis boiling over in Europe. The uncertainty over how that situation will be resolved — and its short and long-term impact on the global economy — has sent many investors to the sidelines and out of risky assets. Although politicians are moving toward resolution of these issues, the solutions are often unpopular, and progress is likely to be slow.

[1]	June 1, 2011 — August 31, 2011

[2]	Following the methodology required by the SEC, total return includes income and principal change, plus the impact of the Fund’s leverage and expenses.

     As of August 31, 12% of the Fund’s portfolio consisted of securities issued or guaranteed by banks and insurance companies based in Europe. Each of these companies has operations throughout the world, but is tied most closely to economic conditions in the Eurozone. We believe these issuers are well capitalized and well managed, and therefore better able to handle market turbulence.
     At the end of the day, we believe long-term investors will continue to earn attractive returns on preferred securities, although there may be some bumps along the way. We will continue to manage the Fund as we always have — in quiet times and in crisis — with a disciplined eye on credit fundamentals, relative value and risk management.
     We encourage you to visit the Fund’s website www.fcclaymore.com for a more in-depth discussion of conditions in the preferred markets as well as the broader economy.
     Sincerely,

Donald F. Crumrine	Robert M. Ettinger
Chairman	President
October 14, 2011

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OVERVIEW
August 31, 2011 (Unaudited)

Fund Statistics

Net Asset Value	$17.71
Market Price	$18.25
Premium	3.05%
Yield on Market Price	9.17%
Common Stock Shares Outstanding	9,822,790

Moody’s Ratings	% of Net Assets†

A	7.5%
BBB	73.3%
BB	15.1%
Below “BB”	1.7%
Not Rated*	0.6%
Below Investment Grade**	9.0%

*	Does not include net other assets and liabilities of 1.8%.

**	Below investment grade by all of Moody’s, S&P and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Liberty Mutual Group	5.1%
Banco Santander	4.5%
Capital One Financial	4.0%
Metlife	3.8%
HSBC Plc	3.4%
Georgia Power	3.0%
Unum Group	2.9%
Enbridge Energy Partners	2.8%
Wells Fargo	2.8%
Axis Capital	2.5%

% of Net Assets***†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	34%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)	22%

***	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
August 31, 2011 (Unaudited)

Shares/$ Par		Value
Preferred Securities — 91.8%
	Banking — 35.8%

$4,850,000	Astoria Capital Trust I, 9.75% 11/01/29, Series B	$5,054,010	(1)
439,755	Banco Santander, 10.50% Pfd., Series 10	12,052,057	**(1)(2)
	Bank of America Corporation:
8,220	8.20% Pfd.	204,678	*
17,540	8.625% Pfd.	442,008	*
$1,000,000	BankAmerica Institutional, Series A, 8.07% 12/31/26, 144A****	1,000,000
	Barclays Bank PLC:
$3,600,000	6.278%	2,666,250	**(1)(2)
1,900	7.75% Pfd., Series 4	46,113	**(2)
126,900	8.125% Pfd., Series 5	3,130,623	**(1)(2)
8,700	BB&T Capital Trust V, 8.95% Pfd. 09/15/63	234,085
57,157	BB&T Capital Trust VI, 9.60% Pfd. 08/01/64	1,539,238	(1)
$2,050,000	BBVA International Preferred, 5.919%	1,517,875	**(1)(2)
$3,000,000	BNP Paribas, 7.195%, 144A****	2,610,000	**(1)(2)
$7,250,000	Capital One Capital III, 7.686% 08/15/36	7,268,125	(1)
$1,500,000	Capital One Capital V, 10.25% 08/15/39	1,566,525	(1)
$1,643,000	Capital One Capital VI, 8.875% 05/15/40	1,672,893	(1)
83,300	Citigroup Capital XIII, 7.875% Pfd. 10/30/40	2,171,006	(1)
$10,000,000	Colonial BancGroup, 7.114%, 144A****	387,500(3)	††
7,000	FBOP Corporation, Adj. Rate Pfd., 144A****	5,460	*(3)(4)†
$2,150,000	Fifth Third Capital Trust IV, 6.50% 04/15/37	2,004,875	(1)
13,150	Fifth Third Capital Trust V, 7.25% Pfd. 08/15/67	330,328
133,051	Fifth Third Capital Trust VI, 7.25% Pfd. 11/15/67	3,334,591	(1)
2,000	First Republic Preferred Capital Corporation, 10.50% Pfd., 144A****	2,042,500
3,900	First Tennessee Bank, Adj. Rate Pfd., 3.75%(5), 144A****	2,531,344	*
$600,000	First Union Capital II, 7.95% 11/15/29	612,790	(1)
$500,000	Fleet Capital Trust II, 7.92% 12/11/26	493,750
3	FT Real Estate Securities Company, 9.50% Pfd., 144A****	2,875,500
	Goldman Sachs:
$865,000	Capital I, 6.345% 02/15/34	802,397	(1)
$881,000	Capital II, 5.793%	638,725	(1)
1,500	STRIPES Custodial Receipts, Adj. Rate, 10.70%(5), Pvt.	711,000	*(3)(4)
172,000	HSBC Holdings PLC, 8.00% Pfd., Series 2	4,587,670	**(1)(2)
$1,000,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	1,018,027	(1)
	HSBC USA, Inc.:
100,000	6.50% Pfd., Series H	2,505,150	*(1)
1,828	$2.8575 Pfd.	85,516	*
41,175	ING Groep NV, 8.50% Pfd.	1,008,376	**(2)
$1,850,000	JPMorgan Chase Capital XVIII, 6.95% 08/17/36, Series R	1,831,770	(1)

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2011 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Banking — (Continued)

$500,000	JPMorgan Chase Capital XXVII, 7.00% 11/01/39, Series AA	$501,899	(1)
72,935	Keycorp Capital IX, 6.75% Pfd. 12/15/66	1,859,843	(1)
72,900	Keycorp Capital X, 8.00% Pfd. 03/15/68	1,877,904	(1)
$1,000,000	Lloyds Banking Group PLC, 6.657%, 144A****	575,000	**(2)†
$775,000	MBNA Capital, 8.278% 12/01/26, Series A	777,906
$1,676,000	National City Preferred Capital Trust I, 12.00%	1,821,792
$1,150,000	NB Capital Trust IV, 8.25% 04/15/27	1,158,625
39,995	PNC Financial Services, 9.875% Pfd., Series L	1,127,359	*(1)
$1,000,000	PNC Preferred Funding Trust III, 8.70%, 144A****	1,025,250	(1)
3,000	Sovereign REIT, 12.00% Pfd., Series A, 144A****	3,671,535
8,100	SunTrust Capital IX, 7.875% Pfd. 03/15/68	205,841
$1,500,000	Wachovia Capital Trust III, Adj. Rate, 5.56975%(5)	1,318,125	*(1)
51,737	Wachovia Preferred Funding, 7.25% Pfd., Series A	1,344,257	(1)
$2,800,000	Webster Capital Trust IV, 7.65% 06/15/37	2,850,417
	Wells Fargo & Company:
2,325	7.50% Pfd., Series L	2,420,255	*(1)
50,000	8.00% Pfd., Series J	1,450,000	*
$160,000	Wells Fargo Capital XV, 9.75%	166,000

		95,134,763

	Financial Services — 3.5%

$250,000	Ameriprise Financial, Inc., 7.518% 06/01/66	253,125
$1,300,000	Claudius, Ltd. — Credit Suisse AG, 7.875%, Series B	1,293,500	(2)
$3,000,000	Gulf Stream-Compass 2005 Composite Notes, 144A****	2,150,370	(3)(4)
	Heller Financial, Inc.:
39,000	6.687% Pfd., Series C	3,890,250	*(1)
7,750	6.95% Pfd., Series D	784,446	*
32,200	HSBC Finance Corporation, 6.36% Pfd., Series B	741,002	*
	Lehman Brothers Holdings, Inc.:
20,000	5.67% Pfd., Series D	6,200	*††
85,000	7.95% Pfd.	2,380	*††

		9,121,273

	Insurance — 20.1%

$1,550,000	Ace Capital Trust II, 9.70% 04/01/30	2,076,978	(1)(2)
$1,775,000	AON Corporation, 8.205% 01/01/27	2,039,324	(1)
12,150	Arch Capital Group Ltd., 7.875% Pfd., Series B	309,066	**(1)(2)

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2011 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Insurance — (Continued)

	AXA SA:
$1,196,000	6.379%, 144A****	$932,880	**(1)(2)
$114,000	6.463%, 144A****	88,920	**(2)
66,600	Axis Capital Holdings, 7.50% Pfd., Series B	6,508,072	(1)(2)
160,000	Delphi Financial Group, 7.376% Pfd. 05/15/37	3,830,000	(1)
$5,760,000	Everest Re Holdings, 6.60% 05/15/37	5,256,000	(1)
$8,300,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	10,292,000	(1)
$1,700,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	1,742,500	(1)
$4,330,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	5,131,050	(1)
$2,250,000	MetLife, Inc., 10.75% 08/01/39	3,090,431	(1)
	Principal Financial Group:
12,000	5.563% Pfd., Series A	1,161,376	*
87,800	6.518% Pfd., Series B	2,244,388	*(1)
109,000	Scottish Re Group Ltd., 7.25% Pfd.	1,004,849	**(2)†
$1,750,000	Stancorp Financial Group, 6.90% 06/01/67	1,560,228	(1)
$3,615,000	USF&G Capital, 8.312% 07/01/46, 144A****	4,467,312	(1)
$1,800,000	XL Capital Ltd., 6.50%, Series E	1,606,500	(1)(2)

		53,341,874

	Utilities — 26.1%

62,243	Alabama Power Company, 6.45% Pfd.	1,731,133	*(1)
33,700	Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993	3,390,011	*(1)
118,380	Calenergy Capital Trust III, 6.50% Pfd. 09/01/27	5,859,810	(1)
$3,700,000	COMED Financing III, 6.35% 03/15/33	3,285,493	(1)
20,170	Constellation Energy Group, 8.625% Pfd. 06/15/63, Series A	545,195	(1)
$2,500,000	Dominion Resources Capital Trust I, 7.83% 12/01/27	2,525,477	(1)
$3,500,000	Dominion Resources, Inc., 7.50% 06/30/66	3,591,094	(1)
83,000	Entergy Arkansas, Inc., 6.45% Pfd.	2,075,000	*(1)
57,000	Entergy Louisiana, Inc., 6.95% Pfd.	5,612,722	*(1)
	FPL Group Capital, Inc.:
$4,197,000	6.65% 06/15/67	4,065,374	(1)
$1,975,000	7.30% 09/01/67, Series D	2,041,644	(1)
75,000	Georgia Power Company, 6.50% Pfd., Series 2007A	8,025,000	*(1)
5,000	Gulf Power Company, 6.45% Pfd., Series 2007A	537,856	*
30,445	Indianapolis Power & Light Company, 5.65% Pfd.	2,850,413	*(1)
95,000	Interstate Power & Light Company, 8.375% Pfd., Series B	2,784,688	*(1)
$4,000,000	PECO Energy Capital Trust IV, 5.75% 06/15/33	3,506,192	(1)
$825,000	PPL Capital Funding, 6.70% 03/30/67, Series A	797,032	(1)
64,500	PPL Electric Utilities Corporation, 6.25% Pfd.	1,630,644	*

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2011 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Utilities — (Continued)

$5,175,000	Puget Sound Energy, Inc., 6.974% 06/01/67	$5,237,819	(1)
	Southern California Edison:
17,000	6.00% Pfd., Series C	1,671,845	*(1)
41,000	6.50% Pfd., Series D	4,137,158	*(1)
$3,615,000	WPS Resources Corporation, 6.11% 12/01/66	3,456,113	(1)

		69,357,713

	Energy — 5.0%

$7,050,000	Enbridge Energy Partners LP, 8.05% 10/01/37	7,400,491	(1)
$5,550,000	Enterprise Products Partners, 8.375% 08/01/66, Series A	5,812,493	(1)

		13,212,984

	Real Estate Investment Trust (REIT) — 0.1%

10,000	PS Business Parks, Inc., 6.875% Pfd., Series R	255,000

		255,000

	Miscellaneous Industries — 1.2%

37,400	Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****	3,260,812	*(1)

		3,260,812

	Total Preferred Securities (Cost $244,890,021)	243,684,419

Corporate Debt Securities — 6.4%
	Banking — 0.2%

$635,000	Goldman Sachs Group, 6.75% 10/01/37, Sub Notes	604,547	(1)

		604,547

	Financial Services — 0.3%

$4,726,012	Lehman Brothers, Guaranteed Note, Variable Rate, 5.843%, 12/16/16, 144A****	800,114	(3)(4)††

		800,114

	Insurance — 4.1%

$3,400,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	3,153,520	(1)
$7,000,000	UnumProvident Corporation, 7.25% 03/15/28	7,678,139	(1)

		10,831,659

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2011 (Unaudited)

Shares/$ Par		Value
Corporate Debt Securities — (Continued)
	Utilities — 0.8%

	Southern Union Company:
$1,000,000	7.60% 02/01/24, Senior Notes	$1,217,807	(1)
$700,000	8.25% 11/15/29, Senior Notes	864,101	(1)

		2,081,908

	Miscellaneous Industries — 1.0%

16,500	Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint	408,705	(1)
	Pulte Homes, Inc.:
25,844	7.375% 06/01/46	570,442
$2,160,000	7.875% 06/15/32	1,857,600	(1)

		2,836,747

	Total Corporate Debt Securities (Cost $20,254,781)	17,154,975

Common Stock — 0.4%
	Banking — 0.2%

13,500	CIT Group, Inc.	466,695	*†

		466,695

	Utilities — 0.2%

7,840	Exelon Corporation	338,061	*
11,653	PPL Corporation	336,539	*

		674,600

	Total Common Stock (Cost $3,163,176)	1,141,295

Money Market Fund — 0.1%

162,893	BlackRock Liquidity Funds, T-Fund	162,893

	Total Money Market Fund (Cost $162,893)	162,893

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2011 (Unaudited)

		Value
Total Investments (Cost $268,470,871***)	98.7%	$262,143,582
Other Assets And Liabilities (Net)	1.3%	3,404,853

Total Managed Assets	100.0%‡	$265,548,435

Loan Principal Balance		(91,600,000)

Total Net Assets Available To Common Stock		$173,948,435

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**	Securities distributing Qualified Dividend Income only.

***	Aggregate cost of securities held.

****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2011, these securities amounted to $49,761,594 or 18.7% of total managed assets.

(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $200,269,959 at August 31, 2011.

(2)	Foreign Issuer.

(3)	Illiquid

(4)	Fair valued as of August 31, 2011.

(5)	Represents the rate in effect as of the reporting date.

†	Non-income producing.

††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.
ABBREVIATIONS:

Pfd.	—	Preferred Securities
Pvt.	—	Private Placement Securities
REIT	—	Real Estate Investment Trust
STRIPES	—	Structured Residual Interest Preferred Enhanced Securities

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
For the period from December 1, 2010 through August 31, 2011 (Unaudited)

Value
OPERATIONS:
Net investment income	$12,093,494
Net realized gain/(loss) on investments sold during the period	2,681,135
Change in net unrealized appreciation/depreciation of investments	(73,174)

Net increase in net assets resulting from operations	14,701,455

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(12,359,862)

Total Distributions to Common Stock Shareholders	(12,359,862)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	338,683

Net increase in net assets available to Common Stock resulting from Fund share transactions	338,683

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD	$2,680,276

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$171,268,159
Net increase in net assets during the period	2,680,276

End of period	$173,948,435

(1)	These tables summarize the nine months ended August 31, 2011 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2010.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2010 through August 31, 2011 (Unaudited)
For a Common Stock share outstanding throughout the period.

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$17.47

INVESTMENT OPERATIONS:
Net investment income	1.23
Net realized and unrealized gain/(loss) on investments	0.27

Total from investment operations	1.50

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.26)

Total distributions to Common Stock Shareholders	(1.26)

Net asset value, end of period	$17.71

Market value, end of period	$18.25

Common Stock shares outstanding, end of period	9,822,790

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	9.12	%*
Operating expenses including interest expense	1.99	%*
Operating expenses excluding interest expense	1.36	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	10	%**
Total managed assets, end of period (in 000’s)	$265,548
Ratio of operating expenses including interest expense to total managed assets	1.33	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.91	%*

(1)	These tables summarize the nine months ended August 31, 2011 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2010.

*	Annualized.

**	Not annualized.

†	The net investment income ratios reflect income net of operating expenses, including interest expense.

††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total			Dividend
	Dividends	Net Asset	NYSE	Reinvestment
	Paid	Value	Closing Price	Price(1)
December 31, 2010 - Extra	$0.0400	$17.44	$17.26	$17.26
December 31, 2010	0.1350	17.44	17.26	17.26
January 31, 2011	0.1350	17.66	17.51	17.64
February 28, 2011	0.1350	18.02	17.87	17.99
March 31, 2011	0.1350	18.04	18.33	18.04
April 29, 2011	0.1350	18.38	18.58	18.38
May 31, 2011	0.1350	18.55	19.32	18.55
June 30, 2011	0.1350	18.23	19.17	18.23
July 29, 2011	0.1350	18.34	17.89	18.33
August 31, 2011	0.1395	17.71	18.25	17.71

(1)	Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Aggregate Information for Federal Income Tax Purposes
     At August 31, 2011, the aggregate cost of securities for federal income tax purposes was $268,814,273, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $24,315,077 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $30,985,768.
2. Additional Accounting Standards
     Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund’s investments as of August 31, 2011 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	August 31, 2011	Price	Inputs	Inputs
Preferred Securities
Banking	$95,134,763	$65,446,024	$29,295,779	$392,960
Financial Services	9,121,273	741,002	6,229,901	2,150,370
Insurance	53,341,874	29,250,784	24,091,090	—
Utilities	69,357,713	17,281,140	52,076,573	—
Energy	13,212,984	13,212,984	—	—
Real Estate Investment Trust (REIT)	255,000	255,000	—	—
Miscellaneous Industries	3,260,812	—	3,260,812	—
Corporate Debt Securities Common Stock	17,154,975	3,665,602	12,689,259	800,114
Banking	466,695	466,695	—	—
Utilities	674,600	674,600	—	—
Money Market Fund	162,893	162,893	—	—

Total Investments	$262,143,582	$131,156,724	$127,643,414	$3,343,444

     The Fund did not have any significant transfers in and out of Level 1 and Level 2 during the period.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
     The valuation of the Fund’s investments in Level 2 and Level 3 is based primarily on market information, where available. This includes, but is not limited to, prices provided by third-party providers, observable trading activity (including the recency, depth, and consistency of such information with quoted levels), and the depth and consistency of broker-quoted prices. In the event market information is not directly available, comparable information may be observed for securities that are similar in many respects to those being valued. The Fund may employ an income approach for certain securities that also takes into account credit risk, interest rate risk, and potential recovery prospects.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Preferred Securities
				Financial	Corporate Debt
	Total Investments	Banking		Services	Securities

Balance as of 11/30/10	$2,137,752	$30,968		$1,457,430	$649,354
Accrued discounts/premiums	—	—		—	—
Realized gain/(loss)	—	—		—	—
Change in unrealized appreciation/ (depreciation)	818,692	(25,008)		692,940	150,760
Purchases	—	—		—	—
Sales	—	—		—	—
Transfers in	387,000	387,000	(1)	—	—
Transfers out	—	—		—	—

Balance as of 8/31/11	$3,343,444	$392,960		$2,150,370	$800,114

(1)	Transferred from Level 2 to Level 3 because of lack of observable market data due to decrease in market activity for these securities.
     For the period ended August 31, 2011, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $818,692.

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Directors
Donald F. Crumrine, CFA
Chairman of the Board
David Gale
Morgan Gust
Karen H. Hogan
Robert F. Wulf, CFA

Officers
Donald F. Crumrine, CFA
Chief Executive Officer
Robert M. Ettinger, CFA
President
R. Eric Chadwick, CFA
Chief Financial Officer,
Vice President and Treasurer
Chad C. Conwell
Chief Compliance Officer,
Vice President and Secretary
Bradford S. Stone
Vice President and
Assistant Treasurer
Laurie C. Lodolo
Assistant Compliance Officer,
Assistant Treasurer and
Assistant Secretary
Linda M. Puchalski
Assistant Treasurer

Investment Adviser
Flaherty & Crumrine Incorporated
e-mail: flaherty@pfdincome.com

Servicing Agent
Guggenheim Funds Distributors, Inc.
1-866-233-4001

Questions concerning your shares of Flaherty &
Crumrine/Claymore Total Return Fund?
• If your shares are held in a Brokerage Account, contact your Broker.
• If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —
BNY Mellon Shareowner Services
P.O. Box 358035
Pittsburgh, PA 15252-8035
1-866-351-7446

This report is sent to shareholders of Flaherty &
Crumrine/Claymore Total Return Fund Incorporated for
their information. It is not a Prospectus, circular or
representation intended for use in the purchase or sale of
shares of the Fund or of any securities mentioned in this
report.

Quarterly
Report

August 31, 2011

www.fcclaymore.com

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Flaherty & Crumrine/Claymore Total Return Fund Incorporated

By (Signature and Title)*	/s/ Donald F. Crumrine Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
(principal executive officer)

Date 10/25/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald F. Crumrine Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
(principal executive officer)

Date 10/25/11

By (Signature and Title)*	/s/ R. Eric Chadwick R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
(principal financial officer)

Date 10/25/11

*	Print the name and title of each signing officer under his or her signature.